Fees and Expenses - Philotimo Focused Growth and Income Fund	Jul. 29, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees	1.00%
Distribution (12b-1) and Service Fees(1)	0.00%
Other Expenses
Shareholder Services Plan	0.10%
Other Expenses(2)	0.35%
Total Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.45%
(1)	The Fund has adopted a Distribution and Shareholder Services (12b-1) Plan under which the Fund is authorized to pay an annual fee of up to 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution-related activities. The Board of Trustees has adopted a resolution to discontinue accrual of fees under the Rule 12b-1 Plan at this time, although the Board may authorize fee payments by the Fund pursuant to the Rule 12b-1 Plan in the future. Prior to July 31, 2024, the Fund paid 0.05% of its daily net assets pursuant to the 12b-1 Plan.

(2)	Other Expenses do not reflect the recovery of previously waived fees which increased the expense ratio by 0.06% for the fiscal year ended March 31, 2025.

(3)	The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2026 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of interest, fees incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) will not exceed 1.50% of the Fund’s daily net assets; subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is reflected in the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$148	$459	$792	$1,735

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the Fund’s most recent fiscal year ended March 31, 2025, the Fund’s portfolio turnover rate was 105.51% of the average value of its portfolio.

Portfolio Turnover, Rate	105.51%